Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 345	€ 291
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	215	201
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	81	56
Asset management [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 49	€ 34